Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Personnel Expenses by Functions
Personnel expenses are attributable to the following functions:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Network operations and support	40,388	42,214	43,260
Selling, general and administrative	19,348	21,353	22,729

	59,736	63,567	65,989